SEGMENTS REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting

	Year ended December 31, 2023
	Radware Core	Hawks	Total

Revenues	$260,322	$970	$261,292

Operating loss	$(16,802)	$(14,878)	$(31,680)

Financial income, net			$13,927

Loss before taxes on income			$(17,753)

	Year ended December 31, 2022
	Radware Core	Hawks	Total

Revenues	$290,408	$3,018	$293,426

Operating income (loss)	$8,416	$(11,755)	$(3,339)

Financial income, net			$8,052

Income before taxes on income			$4,713

	Year ended December 31, 2021
	Radware Core	Hawks	Total

Revenues	$283,913	$2,583	$286,496

Operating income (loss)	$24,114	$(5,889)	$18,225

Financial income, net			$4,407

Income before taxes on income			$22,632